Transactions with Related Parties (Details) - BRL (R$) R$ in Thousands						3 Months Ended
	Jan. 21, 2025	Jan. 18, 2024	Jan. 10, 2024	Jan. 01, 2023	Jul. 26, 2022	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 19, 2025	Dec. 10, 2025
Transactions with Related Parties [Line Items]
Financial assets amount						R$ 36,031,913		R$ 32,933,941
Guarantees provided for amount						371,068
Amount paid as compensation to key management						20,039	R$ 5,531
Outstanding balance						11,036
Operational Agreement [Member]
Transactions with Related Parties [Line Items]
Period of termination notice	30 days
Credit Recovery Services Agreement [Member]
Transactions with Related Parties [Line Items]
Period of termination notice		30 days
Term of agreement		24 months		24 months
Cost Sharing Agreement [Member]
Transactions with Related Parties [Line Items]
Period of termination notice			30 days
Correspondent Banking Agreement [Member]
Transactions with Related Parties [Line Items]
Period of termination notice					30 days
Credit Card Partnership Agreement [Member]
Transactions with Related Parties [Line Items]
Revenues						0	3,436
API Licensing Agreement [Member]
Transactions with Related Parties [Line Items]
Revenues						0	16,381
Banco Original [Member]
Transactions with Related Parties [Line Items]
Financial assets amount						148,459
Expense related to interest						10,245	13,661
Mauá III [Member]
Transactions with Related Parties [Line Items]
Total amount receivables										R$ 1,096,529
Annual discount rate										19.86%
Total purchase price										R$ 580,813
Âmbar Energia [Member]
Transactions with Related Parties [Line Items]
Total amount receivables									R$ 375,654
Annual discount rate									19.11%
Total purchase price									R$ 325,204
Banking Correspondent Services [Member]
Transactions with Related Parties [Line Items]
Revenues						R$ 9,902	R$ 49